Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Future Minimum Lease Payments
The Group has various lease contracts that have not yet commenced as at December 31, 2019. The future lease payments these non-cancellable
lease contracts are as follows:

	31.12.2019	31.12.2019
	RMB’000	US$’000
Within 1 year	105	15
After 1 year but within 5 years	85	12
After 5 years	—	—

	190	27